Provisions - Schedule of provision for employee commitments (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Provisions [abstract]
Employer contribution costs on share-based compensation plans	€ 3,330	€ 26,520
Phantom shares	2,976	14,267
Retirement termination benefits	330	422
Leaving indemnities	267	0
BALANCE AS AT DECEMBER 31	6,903	41,210
Less non-current portion	1,320	8,308
CURRENT PORTION	€ 5,583	€ 32,901